Offerings	Oct. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	73,448,509
Proposed Maximum Offering Price per Unit	14.65
Maximum Aggregate Offering Price	$ 1,076,020,656.85
Fee Rate	0.0087%
Amount of Registration Fee	$ 93,613.80
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Class A Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. (b) Estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of the Class A Common Stock on October 26, 2026 as reported on The Nasdaq Global Market, which was $14.65 per share. (c) Consists of (i) 19,102,635 issued and outstanding shares of Class A Common Stock held by the Selling Securityholders, including shares issued pursuant to the Private Placement Subscription Agreements and the Contribution Agreement, (ii) up to 31,392,746 shares of Class A Common Stock issuable upon conversion of outstanding shares of Class C common stock, par value $0.001 per share (the "Class C Common Stock"), and (iii) up to 22,953,128 shares of Class A Common Stock issuable upon redemption or exchange of membership units of Pathfinder Digital Assets LLC, a Delaware limited liability company ("Pathfinder"), held by members of Pathfinder other than the registrant and Arrington Capital SPAC I Inc., a Delaware corporation (f/k/a Armada Acquisition Corp. II) ("SPAC") (together with the corresponding cancellation of an equal number of Company Units).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share, issuable upon exercise of Warrants
Amount Registered | shares	239,653
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 2,756,009.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 239.77
Offering Note	See Note 1(a) above. See Note 1(b) above. (d) Consists of up to 239,653 shares of Class A Common Stock issuable upon exercise of the warrants, each of which is exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share (the "Sponsor Warrants"). Pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price per share is the exercise price of the Sponsor Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share, issuable upon conversion of the Convertible Notes
Amount Registered | shares	3,585,278
Proposed Maximum Offering Price per Unit	14.65
Maximum Aggregate Offering Price	$ 52,524,322.70
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,569.62
Offering Note	See Note 1(a) above. See Note 1(b) above. (e) Consists of up to 3,585,278 shares of Class A Common Stock initially issuable upon conversion of the registrant's 4.00% Convertible Senior PIK Notes due 2031 (the "Convertible Notes"), based on the initial conversion rate and assuming the maximum amount of PIK Interest (as defined in the Convertible Notes) payable, subject to adjustment.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Class A Common Stock
Amount Registered | shares	239,653
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1(a) above. See Note 1(b) above. (f) Consists of up to 239,653 Sponsor Warrants, which were originally included in the units sold in a private placement completed concurrently with the closing of the SPAC's initial public offering and are held by Arrington XRP Capital Fund, LP, a Delaware limited partnership, Cohen & Company Securities, LLC and Northland Securities, Inc. (g) No separate registration fee is due in accordance with Rule 457(g) under the Securities Act.